Note 14 - Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2015	230,713	7.58
Vested	115,357	7.58
Forfeited	—	—
Non-vested, December 31, 2015	115,356	7.58